SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net impact of exemption and favorable tax rate rendered by local tax authorities
Foreign loss not recognized in PRC		3.00%	4.00%
Permanent difference and others	(1.00%)	(6.00%)	(6.00%)
Change in valuation allowance	(25.00%)	(22.00%)	(23.00%)
Effective tax rate